Fair Value (Carrying Value Of Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Immaterial error impacting the carrying amount related to Impaired Loans		$ 22.4
Immaterial error impacting the total losses related to Impaired Loans		7.5
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ 1,652.5
Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	(32.0)	(73.6)
Other real estate owned and repossessed assets	(5.7)
Impaired loans	(21.9)	(12.4)
Total	(59.6)	(86.0)
Non-Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale
Other real estate owned and repossessed assets
Impaired loans
Total
Non-Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	31.0
Other real estate owned and repossessed assets
Impaired loans
Total	31.0
Non-Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	1,617.3	949.6
Other real estate owned and repossessed assets	127.3
Impaired loans	127.6	35.6
Total	1,872.2	985.2
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	738.8	67.0
Carrying Value [Member] | Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	1,648.3	949.6
Other real estate owned and repossessed assets	127.3
Impaired loans	127.6	35.6
Total	$ 1,903.2	$ 985.2